SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	May 31, 2024	May 31, 2023
Payables and Accruals [Abstract]
Outside services	$ 123,065	$ 24,904
Employee compensation	12,285	14,747
Other	13,298
Total	$ 148,648	$ 39,651